Shareholder Report, Average Annual Return (Details)	6 Months Ended
Apr. 30, 2025
C000215611
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standpoint Multi-Asset Fund - Institutional
C000215610
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standpoint Multi-Asset Fund - Investor